Subsequent Event	12 Months Ended
Dec. 31, 2017
Subsequent Event [Abstract]
SUBSEQUENT EVENT
25.	SUBSEQUENT EVENT
In March 2018, we signed strategic partnership agreement with Orient Securities to provide a cloud-based investor education platform.